Financial Instruments and Financial Risk Management - Summary of Sensitivity of Fair Value to Significant Non-Observable Inputs (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	€ 66,454	€ 19,812	€ 54,146
Share price volatility analysis [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Share price	€ 20.72	€ 10.82
Share price volatility analysis [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Share price	20.93	10.92
Share price volatility analysis [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Share price	€ 20.51	€ 10.71
Share price volatility analysis [Member] | Embedded Derivatives Convertible Bond [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	€ 68,077	€ 19,900
Share price volatility analysis [Member] | Embedded Derivatives Convertible Bond [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	€ 64,803	€ 19,726
Credit spread analysis [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Price estimation measurement	31 bps
Price estimation	450 bps	700 bps	700 bps
Credit spread analysis [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Price estimation measurement	32 bps
Price estimation	550 bps	800 bps	900 bps
Credit spread analysis [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Price estimation measurement	30 bps
Price estimation	350 bps	600 bps	500 bps
Credit spread analysis [Member] | Embedded Derivatives Convertible Bond [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	€ 66,454	€ 19,812	€ 51,405
Credit spread analysis [Member] | Embedded Derivatives Convertible Bond [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	68,671	19,497	48,802
Credit spread analysis [Member] | Embedded Derivatives Convertible Bond [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of embedded derivative convertible bond	64,157	€ 20,149	€ 54,534
Credit spread analysis [Member] | Other Financial assets, [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of other financial asset	49,718
Credit spread analysis [Member] | Other Financial assets, [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of other financial asset	49,704
Credit spread analysis [Member] | Other Financial assets, [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of other financial asset	€ 49,729